THE TARGET PORTFOLIO TRUST

Gateway Center Three, 4th Floor
100 Mulberry Street
Newark, New Jersey 07102

December 9, 2013

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     485(a) Filing for The Target Portfolio Trust
     File numbers 033-50476 and 811-07064

Dear Sir or Madam:

We are filing today via EDGAR a Post-Effective Amendment under Rule 485(a) to the Registration Statement of the above-referenced Registrant. This Post-Effective Amendment designates the date 60 days after filing of the Post-Effective Amendment as the effective date.

The purpose of this filing is to register a new share class, known as Class “A”, for the Target Small Capitalization Value Portfolio, which is a series of The Target Portfolio Trust.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Sincerely,

                          /s/ Jonathan D. Shain

                         Jonathan D. Shain

                         Assistant Secretary